NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Net loss per share attributable to ordinary shareholders
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

Basic and diluted net loss per share for each of the years/periods presented are calculated as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Numerator:
Net loss attributable to YUNJI INC’s ordinary shareholders	(165,129)	(123,110)	(133,284)

Denominator:
Denominator for basic earnings per ordinary share
-Weighted average ordinary shares outstanding	1,971,108,505	1,967,498,669	1,970,423,265

Denominator for diluted earnings per ordinary share	1,971,108,505	1,967,498,669	1,970,423,265

Net loss per share attributable to ordinary shareholders:
- Basic	(0.08)	(0.06)	(0.07)
- Diluted	(0.08)	(0.06)	(0.07)